Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 10
Prospectus Date	rr_ProspectusDate	Dec. 30, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2022